Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule Of Composition Of Fair Value Of Debt Securities Classified By Rating	At December 31, 2022 and 2021, the carrying value of investments rated by the Company’s consolidated investment advisor totaled $32 million and $13 million, respectively.

	Percent of Total Debt Securities Carrying Value
	December 31,
Investment Rating	2022	2021
AAA	17.9%	14.5%
AA	8.2%	9.6%
A	29.9%	28.5%
BBB	36.4%	40.9%
Investment grade	92.4%	93.5%
BB	3.9%	3.6%
B and below	3.7%	2.9%
Below investment grade	7.6%	6.5%
Total debt securities	100.0%	100.0%

Schedule of Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance for Credit Loss and Maturities
At December 31, 2022 and 2021, the amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities, including trading securities and securities carried at fair value under the fair value option, were as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$6,192	$—	$1	$1,008	$5,185
Other government securities	1,719	2	1	251	1,467
Public utilities	5,893	—	27	695	5,225
Corporate securities	28,803	15	59	3,701	25,146
Residential mortgage-backed	510	6	19	59	464
Commercial mortgage-backed	1,821	—	—	183	1,638
Other asset-backed securities	6,133	—	8	504	5,637
Total debt securities	$51,071	$23	$115	$6,401	$44,762

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$4,525	$—	$97	$301	$4,321
Other government securities	1,489	—	147	17	1,619
Public utilities	6,069	—	671	25	6,715
Corporate securities	29,701	—	1,682	237	31,146
Residential mortgage-backed	528	2	46	3	569
Commercial mortgage-backed	1,968	—	76	6	2,038
Other asset-backed securities	6,926	7	71	23	6,967
Total debt securities	$51,206	$9	$2,790	$612	$53,375
(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option and trading securities.

The amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities at December 31, 2022, by contractual maturity, are shown below (in millions). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost (1)	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$2,472	$—	$—	$7	$2,465
Due after 1 year through 5 years	9,761	3	15	435	9,338
Due after 5 years through 10 years	13,477	11	26	1,541	11,951
Due after 10 years through 20 years	9,165	3	46	1,658	7,550
Due after 20 years	7,732	—	1	2,014	5,719
Residential mortgage-backed	510	6	19	59	464
Commercial mortgage-backed	1,821	—	—	183	1,638
Other asset-backed securities	6,133	—	8	504	5,637
Total	$51,071	$23	$115	$6,401	$44,762
(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option and trading securities.

Schedule of Residential Mortgage-Backed Securities	The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$206	$4	$2	$30	$174
Alt-A	84	2	7	10	79
Subprime	27	—	10	1	36
Total non-agency RMBS	$317	$6	$19	$41	$289

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$228	$1	$10	$2	$235
Alt-A	94	1	21	—	114
Subprime	39	—	13	—	52
Total non-agency RMBS	$361	$2	$44	$2	$401

(1) Amortized cost, apart from carrying value for securities carried at fair value under the fair value option and trading securities.

Schedule of Debt Securities in Continuous Unrealized Loss Position
The following tables summarize the amount of gross unrealized losses, fair value and the number of securities aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in millions):

	December 31, 2022			December 31, 2021
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$339	$2,815	40	$2	$107	16
Other government securities	174	1,258	143	17	252	23
Public utilities	508	4,279	490	17	721	93
Corporate securities	2,087	17,068	2,323	180	6,343	728
Residential mortgage-backed	43	279	196	3	174	109
Commercial mortgage-backed	138	1,421	177	5	314	37
Other asset-backed securities	282	3,485	417	22	3,224	338
Total temporarily impaired securities	$3,571	$30,605	3,786	$246	$11,135	1,344

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$669	$1,386	6	$299	$3,190	7
Other government securities	77	177	23	—	4	2
Public utilities	187	520	87	7	99	8
Corporate securities	1,614	4,601	644	58	661	69
Residential mortgage-backed	16	81	94	—	11	12
Commercial mortgage-backed	45	192	31	1	30	3
Other asset-backed securities	222	1,551	171	1	11	3
Total temporarily impaired securities	$2,830	$8,508	1,056	$366	$4,006	104

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities (1)	Losses		securities (1)
U.S. government securities	$1,008	$4,201	42	$301	$3,297	21
Other government securities	251	1,435	162	17	256	25
Public utilities	695	4,799	562	24	820	98
Corporate securities	3,701	21,669	2,806	238	7,004	776
Residential mortgage-backed	59	360	290	3	185	121
Commercial mortgage-backed	183	1,613	206	6	344	39
Other asset-backed securities	504	5,036	577	23	3,235	341
Total temporarily impaired securities	$6,401	$39,113	4,645	$612	$15,141	1,421
(1) Certain securities contain multiple lots and fit the criteria of both aging groups.

Schedule of Rollforward of Debt Securities Allowance for Credit Loss
The roll-forward of the allowance for credit loss for available-for-sale securities by sector is as follows (in millions):

December 31, 2022	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2022	$—	$—	$—	$—	$2	$—	$7	$9
Additions for which credit loss was not previously recorded	—	6	1	43	4	—	—	54
Changes for securities with previously recorded credit loss	—	—	(1)	(10)	—	—	(7)	(18)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	(4)	—	(1)	—	—	—	(5)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	(17)	—	—	—	(17)
Balance at December 31, 2022 (2)	$—	$2	$—	$15	$6	$—	$—	$23

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2021	$—	$—	$—	$—	$—	$—	$14	$14
Additions for which credit loss was not previously recorded	—	—	—	—	2	—	—	2
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	9	9
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	(16)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021 (2)	$—	$—	$—	$—	$2	$—	$7	$9

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $407 million and $381 million as of December 31, 2022 and 2021, respectively, and was excluded from the determination of credit losses for the years ended December 31, 2022 and 2021.

Schedule of Sources of Net Investment Income
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$1,076	$1,154	$1,617
Equity securities	(16)	8	(14)
Mortgage loans	285	319	365
Policy loans	69	73	79
Limited partnerships	144	795	105
Other investment income	49	13	12
Total investment income excluding funds withheld assets	1,607	2,362	2,164
Investment expenses	(100)	(126)	(138)
Net investment income excluding funds withheld assets	1,507	2,236	2,026

Net investment income on funds withheld assets (see Note 8)	1,254	1,188	792
Net investment income	$2,761	$3,424	$2,818
(1) Includes changes in fair value gains (losses) on trading securities and includes $(149) million, $26 million and $(25) million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the Consolidated Balance Sheets (in millions):

	December 31,
	2022	2021
Assets
Debt securities, available-for-sale	$13,622	$19,094
Debt securities, at fair value under the fair value option	159	164
Equity securities	77	116
Mortgage loans	4,127	4,739
Mortgage loans, at fair value under the fair value option	582	—
Policy loans	3,435	3,483
Freestanding derivative instruments, net	78	37
Other invested assets	793	715
Cash and cash equivalents	260	438
Accrued investment income	166	162
Other assets and liabilities, net	(73)	(56)
Total assets (1)	$23,226	$28,892

Liabilities
Funds held under reinsurance treaties (2)	$22,957	$29,007
Total liabilities	$22,957	$29,007
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2) Includes funds withheld embedded derivative asset (liability) of $3,158 million and $(120) million at December 31, 2022 and 2021, respectively.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$680	$762	$490
Equity securities	(34)	5	2
Mortgage loans (2)	231	179	51
Policy loans	312	314	315
Limited partnerships	149	35	—
Other investment income	1	—	—
Total investment income on funds withheld assets	1,339	1,295	858
Other investment expenses on funds withheld assets (3)	(85)	(107)	(66)
Total net investment income on funds withheld reinsurance treaties	$1,254	$1,188	$792

(1) Includes $(10) million, $(3) million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
(2) Includes $(7) million for the year ended December 31, 2022, and nil for the years ended December 31, 2021 and 2020 respectively, related to the change in fair value for mortgage loans carried under the fair value option.
(3)    Includes management fees.

Schedule of Net Gains (Losses) on Derivatives and Investments
The following table summarizes net gains (losses) on derivatives and investments (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Available-for-sale securities
Realized gains on sale	$41	$169	$778
Realized losses on sale	(429)	(88)	(196)
Credit loss income (expense)	(5)	(10)	(14)
Gross impairments	—	—	(27)
Credit loss income (expense) on mortgage loans	(16)	62	(61)
Other (1)	50	49	(103)
Net gains (losses) excluding derivatives and funds withheld assets	(359)	182	377
Net gains (losses) on derivative instruments (see Note 5)	(2,664)	(5,526)	(7,268)
Net gains (losses) on derivatives and investments	(3,023)	(5,344)	(6,891)

Net gains (losses) on funds withheld reinsurance treaties (see Note 8)	2,186	(21)	440
Total net gains (losses) on derivatives and investments	$(837)	$(5,365)	$(6,451)

(1) Includes the foreign currency gain or loss related to foreign denominated trust instruments supporting funding agreements.

Schedule of Asset and Liability Information for Consolidated VIEs
Asset and liability information for the consolidated VIEs included on the Consolidated Balance Sheets are as follows (in millions):

	December 31, 2022	December 31, 2021
Assets
Debt securities, at fair value under fair value option	$2,014	$1,546
Debt securities, trading	100	117
Equity securities	127	129
Other invested assets	1,507	1,309
Cash and cash equivalents	75	120
Other assets	19	45
Total assets	$3,842	$3,266

Liabilities
Notes issued by consolidated VIEs, at fair value under fair value option	$1,732	$1,404
Other liabilities	343	307
Total other liabilities	2,075	1,711
Securities lending payable	4	4
Total liabilities	$2,079	$1,715

Equity
Noncontrolling interests	$732	$680

Schedule of Rollforward of Mortgagees Allowance for Credit Loss
The following table provides a summary of the allowance for credit losses in the Company’s mortgage loan portfolios (in millions):

December 31, 2022	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2022	$19	$9	$28	$17	$12	$9	$94
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(1)	11	(13)	5	4	(5)	1
Balance at December 31, 2022 (1)	$18	$20	$15	$22	$16	$4	$95

December 31, 2021	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2021	$58	$34	$25	$24	$24	$14	$179
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(39)	(25)	3	(7)	(12)	(5)	(85)
Balance at December 31, 2021 (1)	$19	$9	$28	$17	$12	$9	$94

(1) Accrued interest receivable totaled $48 million and $44 million as of December 31, 2022 and 2021, respectively, and was excluded from the determination of credit losses.

Schedule of Information About Credit Quality and Vintage Year of Commercial Mortgage Loans
The following tables provide information about the credit quality and vintage year of mortgage loans (in millions):

	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$771	$1,266	$1,171	$1,473	$1,480	$3,421	$4	$9,586	94%
70% - 80%	125	190	32	13	5	59	—	424	4%
80% - 100%	—	152	—	—	5	40	—	197	2%
Greater than 100%	—	—	—	25	—	9	—	34	—%
Total commercial mortgage loans	896	1,608	1,203	1,511	1,490	3,529	4	10,241	100%

Debt service coverage ratios:
Greater than 1.20x	694	1,092	955	1,387	1,324	3,211	4	8,667	85%
1.00x - 1.20x	202	372	106	83	34	172	—	969	9%
Less than 1.00x	—	144	142	41	132	146	—	605	6%
Total commercial mortgage loans	896	1,608	1,203	1,511	1,490	3,529	4	10,241	100%

Residential mortgage loans
Performing	413	308	49	37	14	409	—	1,230	94%
Nonperforming	6	11	8	6	7	40	—	78	6%
Total residential mortgage loans	419	319	57	43	21	449	—	1,308	100%

Total mortgage loans	$1,315	$1,927	$1,260	$1,554	$1,511	$3,978	$4	$11,549	100%

	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,270	$1,346	$1,592	$1,599	$1,305	$2,703	$4	$9,819	93%
70% - 80%	345	35	—	52	85	153	—	670	6%
80% - 100%	—	—	39	5	—	—	—	44	—%
Greater than 100%	—	—	—	—	—	10	—	10	—%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Debt service coverage ratios:
Greater than 1.20x	796	974	1,532	1,293	1,257	2,609	4	8,465	80%
1.00x - 1.20x	651	329	81	90	11	68	—	1,230	12%
Less than 1.00x	168	78	18	273	122	189	—	848	8%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Residential mortgage loans
Performing	268	22	18	16	7	396	—	727	77%
Nonperforming	4	44	22	19	23	100	—	212	23%
Total residential mortgage loans	272	66	40	35	30	496	—	939	100%

Total mortgage loans	$1,887	$1,447	$1,671	$1,691	$1,420	$3,362	$4	$11,482	100%

	December 31, 2022
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,558	$—	$—	$—	$3,558
Hotel	1,015	—	—	—	1,015
Office	1,795	—	—	—	1,795
Retail	2,085	—	—	—	2,085
Warehouse	1,788	—	—	—	1,788
Total commercial	10,241	—	—	—	10,241
Residential (2)	1,230	—	63	15	1,308
Total	$11,471	$—	$63	$15	$11,549

	December 31, 2021
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,755	$—	$—	$—	$3,755
Hotel	1,054	—	—	—	1,054
Office	1,889	—	—	—	1,889
Retail	2,104	—	—	—	2,104
Warehouse	1,741	—	—	—	1,741
Total commercial	10,543	—	—	—	10,543
Residential (2)	727	—	206	6	939
Total	$11,270	$—	$206	$6	$11,482
(1)     At December 31, 2022 and 2021, includes mezzanine loans of $410 million and $278 million in the Apartment category, $41 million and $75 million in the Hotel category, $236 million and $252 million in the Office category, $43 million and $27 million in the Retail category, and $140 million and $26 million in the Warehouse category, respectively.
(2)    At December 31, 2022 and 2021, includes $41 million and $202 million of loans purchased when the loans were greater than 90 days delinquent and $12 million and $5 million of loans in process of foreclosure are supported with insurance or other guarantees provided by various governmental programs, respectively.